Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Changes in Benefit Obligation
Changes in benefit obligations for the years ended December 31, 2019 and 2018 were:

	2019	2018
Changes in benefit obligation
Benefit obligation at beginning of year	$2,278,043	$2,435,765
Service cost	9,558	10,410
Interest cost	97,441	88,247
Plan participants’ contributions	2,246	2,466
Actuarial loss (gain)	246,352	(122,556)
Foreign currency exchange rate changes	9,073	(18,416)
Gross benefits paid	(119,789)	(118,643)
Plan amendments	3,327	—
Curtailments	(6,569)	—
Settlements	(67,831)	—
Special termination costs	42,757	—
Acquired plans	1,992	770
Benefit obligation at end of year	$2,496,600	$2,278,043

Assumptions Used to Measure Pension Benefit Obligations
The assumptions used to measure the pension benefit obligations for the plans at December 31, 2019 and 2018, were:

	2019	2018
Weighted average discount rate	3.43%	4.36%
Rate of increase in future compensation levels	3.13%	3.14%

Changes in Plan Assets
Changes in plan assets for the years ended December 31, 2019 and 2018 were:

	2019	2018
Changes in plan assets
Fair value of plan assets at beginning of year	$2,043,379	$2,206,479
Actual return on plan assets	427,597	(86,418)
Foreign currency exchange rate changes	9,826	(18,054)
Employer contributions	15,799	57,549
Plan participants’ contributions	2,246	2,466
Benefits paid	(119,789)	(118,643)
Settlements	(67,831)	—
Fair value of plan assets at end of year	$2,311,227	$2,043,379

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
For the years ended December 31, 2019 and 2018, the aggregate benefit obligation and aggregate fair value of plan assets for plans with benefit obligations in excess of plan assets were as follows:

	2019	2018
Aggregate benefit obligation	$298,565	$2,106,348
Aggregate fair value of plan assets	$39,672	$1,863,245

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
For the years ended December 31, 2019 and 2018, the aggregate accumulated benefit obligation and aggregate fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

	2019	2018
Aggregate accumulated benefit obligation	$270,230	$2,070,183
Aggregate fair value of plan assets	$39,672	$1,855,714

Asset Allocations for Funded Pension Plans
The asset allocations for the Company’s funded pension plans at December 31, 2019 and 2018, and the target allocation for 2020, by asset category were:

	Target Allocation	Percentage of Plan Assets at December 31
	2020	2019	2018
Asset Category
Equity securities	68%	70%	67%
Debt securities	32%	30%	33%
	100%	100%	100%

Fair Value of Plan Assets by Asset Category

	2019
	Total	Assets Measured at NAV	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Common stocks — mutual funds — equity	$527,151	$187,500	$339,651	$—	$—
Genuine Parts Company common stock	214,418	—	214,418	—	—
Other stocks	865,078	—	865,070	—	8

Debt Securities
Short-term investments	34,516	—	34,516	—	—
Cash and equivalents	15,833	—	15,833	—	—
Government bonds	259,939	—	167,394	92,545	—
Corporate bonds	255,352	—	—	255,352	—
Asset-backed and mortgage-backed securities	9,316	—	—	9,316	—
Other-international	27,903	—	27,903	—	—
Municipal bonds	10,153	—	—	10,153	—
Mutual funds—fixed income	89,298	89,298	—	—	—

Other
Cash surrender value of life insurance policies	2,270	—	—	—	2,270
Total	$2,311,227	$276,798	$1,664,785	$367,366	$2,278

	2018
	Total	Assets Measured at NAV	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity Securities
Common stocks — mutual funds — equity	$457,567	$166,045	$291,522	$—	$—
Genuine Parts Company common stock	193,810	—	193,810	—	—
Other stocks	713,924	—	713,882	—	42

Debt Securities
Short-term investments	30,855	—	30,855	—	—
Cash and equivalents	14,583	—	14,583	—	—
Government bonds	223,750	—	159,483	64,267	—
Corporate bonds	227,616	—	—	227,616	—
Asset-backed and mortgage-backed securities	8,866	—	—	8,866	—
Other-international	29,471	—	29,126	345	—
Municipal bonds	8,747	—	—	8,747	—
Mutual funds—fixed income	131,755	86,443	—	45,312	—

Other
Cash surrender value of life insurance policies	2,435	—	—	—	2,435
Total	$2,043,379	$252,488	$1,433,261	$355,153	$2,477

Amounts Recognized in Consolidated Balance Sheets
The following table sets forth the funded status of the plans and the amounts recognized in the consolidated balance sheets at December 31:

	2019	2018
Other long-term asset	$73,520	$8,440
Other current liability	(11,692)	(9,213)
Pension and other post-retirement liabilities	(247,201)	(233,891)
	$(185,373)	$(234,664)

Amounts Recognized In Accumulated Other Comprehensive Loss Table	Amounts recognized in accumulated other comprehensive loss consist of:

	2019	2018
Net actuarial loss	$952,133	$1,014,794
Prior service cost	9,343	5,939
	$961,476	$1,020,733

Expected Cash Flows for Pension Plans	Information about the expected cash flows for the pension plans follows:

Employer contribution
2020 (expected)	$6,943
Expected benefit payments:
2020	$123,033
2021	$130,333
2022	$134,260
2023	$138,539
2024	$141,350
2025 through 2029	$737,591

Components of Net Periodic Benefit (Income) Cost
Net periodic benefit income included the following components:

	2019	2018	2017
Service cost	$9,558	$10,410	$8,459
Interest cost	97,441	88,247	96,651
Expected return on plan assets	(154,137)	(154,006)	(155,432)
Amortization of prior service credit	(67)	(147)	(350)
Amortization of actuarial loss	31,000	39,721	38,034
Net periodic benefit income	$(16,205)	$(15,775)	$(12,638)

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	2019	2018	2017
Current year actuarial (gain) loss	$(33,677)	$117,867	$(27,672)
Recognition of actuarial loss	(31,000)	(39,721)	(38,034)
Current year prior service cost	3,327	—	4,768
Recognition of prior service credit	67	147	350
Recognition of curtailment loss	(155)	—	—
Other	(50)	—	—
Total recognized in other comprehensive (loss) income	$(61,488)	$78,293	$(60,588)
Total recognized in net periodic benefit income and other comprehensive (loss) income	$(77,693)	$62,518	$(73,226)

Estimated Amounts Amortized from Accumulated Other Comprehensive Loss
The estimated amounts that will be amortized from accumulated other comprehensive loss into net periodic benefit income in 2020 are as follows:

Actuarial loss	$44,602
Prior service credit	691
Total	$45,293

Assumptions Used To Measure Net Periodic Benefit (Income) Cost
The assumptions used in measuring the net periodic benefit income for the plans follow:

	2019	2018	2017
Weighted average discount rate	4.36%	3.70%	4.26%
Rate of increase in future compensation levels	3.14%	3.11%	3.15%
Expected long-term rate of return on plan assets	7.12%	7.14%	7.80%